Cash and cash equivalents (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 509,102	$ 588,530	$ 556,066	$ 630,438
Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	7,190	8,240
Dollar [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	454,402	558,572
Euro [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	17,144	3,131
Mexican Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,378	2,103
South African Rand [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	14,286	3,929
Japanese Yen [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,646	1,559
Peruvian Sol [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3	4
Indian Rupee [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	6	6
Chinese Yuan [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	11,597	2,484
Indonesian Rupee [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	3	3
Argentine Peso [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	0	3
Pound Sterling [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	19	3
Australian dollar [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,411	8,492
South Korean won [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	16	0
UAE dirham [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	0	0
Polish Ztoly [Member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1	$ 1